Goodwill, Digital Asset, and Intangible Assets - Estimated future amortization expense of intangible assets (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Estimated future amortization expense of intangible assets
Remainder of 2022	$ 29,098
2023	114,686	$ 90,138
2024	57,028	88,430
2025	9,559	23,239
Total	$ 210,371	$ 201,807